ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2024
Disclosure Accounts Payable and Accured Liabilities [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
The company’s accounts payable and accrued liabilities as at December 31 are as follows:

(MILLIONS)	2024	2023
Operating accrued liabilities	$218	$365
Accounts payable	172	184
Interest payable on non-recourse borrowings	89	152
Current portion of lease liabilities	25	31
BEPC exchangeable shares and Class A.2 exchangeable shares distributions payable(1)	17	16
Income tax payable	9	35
Other	41	24
	$571	$807
(1)Includes amounts payable only to external shareholders. Amounts payable to Brookfield and the partnership are included in due to related parties.